UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
August 13 2010
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
22
Form 13F Information Table
Value Total:
$131,040


List of Other Included
Managers:
Nil
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FORM 13F INFORMATION TABLE












INVESTMT
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES
 DSCRETN
SOLE
SHARED
NONE


















ASSURED GUARANTY LTD
Com
G0585R106
2131
135740
SOLE
91634

44106
BANK OF AMERICA CORP
Com
060505104
7934
565100
SOLE
386300

178800
BB&T CORP
Com
054937107
6694
269600
SOLE
188200

81400
BRASIL TELECOM SA-ADR
Spons ADR Pfd
10553M101
839
95452
SOLE
78188

17264
BRASIL TELECOM SA-ADR-W/I
Spon ADR Com
10553M200
3290
168239
SOLE
137807

30432
GENZYME CORP
Com
372917104
521
7500
SOLE
0

7500
HDFC BANK LTD-ADR
ADR REPS 3 SHS
40415F101
1612
9800
SOLE
9800

0
INFOSYS TECHNOLOGIES-SP ADR
Spons ADR
456788108
2467
40800
SOLE
40800

0
ITAU UNIBANCO HOLDINGS SA
Com
465562106
6738
300966
SOLE
246461

54505
JPMORGAN CHASE AND CO
Com
46625H100
7830
194400
SOLE
133100

61300
MARSHALL & ILSLEY CORP
Com
571837103
8054
1145700
SOLE
783600

362100
PETROLEO BRASILEIRO S.A.-
ADR
SPONSORED ADR
71654V408
11977
329040
SOLE
220188

108852
PMI GROUP INC
Com
69344M101
6407
2047100
SOLE
1434000

613100
PNC FINANCIAL SERVICES
GROUP
Com
693475105
6841
115200
SOLE
80700

34500
RADIAN GROUP INC
Com
750236101
12256
796200
SOLE
559300

236900
REGIONS FINANCIAL CORP
Com
7591EP100
6847
1672040
SOLE
1147876

524164
STERLITE INDUSTRIES INDI-
ADS
ADS
859737207
2541
168200
SOLE
168200

0
SYNOVUS FINANCIAL CORP
Com
87161C105
5622
2145950
SOLE
1503250

642700
TAIWAN SEMICONDUCTOR-SP ADR
SPONSORED ADR
874039100
2152
213100
SOLE
213100

0
TATA MOTORS LTD-SPON ADR
Spons ADR
876564105
2613
138200
SOLE
138200

0
VALE SA-SP PREF ADR
ADR
91912E204
8056
332500
SOLE
272300

60200
VIRGIN MEDIA INC
Com
92769L101
12179
565700
SOLE
565700

0
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